Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000032051 | Palantir Technologies, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000032051 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000032051 | Roku, Inc.
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000032051 | Domo, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000032051 | Docusign, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000032051 | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000032051 | Palo Alto Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000032051 | ASM International N.V.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000032051 | Arista Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000032051 | Rocket Lab Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000032051 | Other Net Cash
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000032051 | Giant Cap (More than $25B)
Holdings [Line Items]
Percent of Net Asset Value	52.20%
C000032051 | Large Cap ($5-$25B)
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000032051 | Small Cap (less than $1B)
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000032051 | Mid Cap ($1-$5B)
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000032051 | Micro Cap (less than $250M)
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000032051 | Net Cash
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000032051 | United States and Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	93.00%
C000032051 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000032051 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000032051 | Electric
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000032051 | Financial
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000032051 | Defense & Aerospace
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000032051 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000032051 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000032051 | Computers
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000032051 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000032051 | Software
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000032051 | Internet
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000032051 | Israel
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000032051 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000052080 | Quanta Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000052080 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000052080 | Oklo, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000052080 | ON Semiconductor Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000052080 | ABB, Ltd. - SP
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000052080 | Bloom Energy Corp.,
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000052080 | Corning, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000052080 | First Solar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000052080 | Enovix Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000052080 | Axcelis Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000052080 | Other Net Cash
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000052080 | Giant Cap (More than $25B)
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000052080 | Large Cap ($5-$25B)
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000052080 | Small Cap (less than $1B)
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000052080 | Mid Cap ($1-$5B)
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000052080 | Micro Cap (less than $250M)
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000052080 | Net Cash
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000052080 | United States and Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	82.00%
C000052080 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000052080 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000052080 | Electric
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000052080 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000052080 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000052080 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000052080 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000052080 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000052080 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000052080 | Auto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000052080 | Energy
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000052080 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000052080 | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000052080 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000052080 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000052080 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000052080 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.50%